Events after the reporting date (Details) € in Millions, $ in Millions	Jan. 05, 2022 EUR (€) loan_agreement	Sep. 15, 2022	Sep. 30, 2020 USD ($)
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of non-adjusting events after reporting period [line items]
Borrowing, number of loan agreement | loan_agreement	2
Notional amount	€ 28.7
Borrowing, maturity	1 year
Borrowing, maturity, extension period option	5 years
State guaranteed loan Société Générale
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 20.0
State guaranteed loan BNP Paribas
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 8.7
2015 monalizumab agreement, with AstraZeneca
Disclosure of non-adjusting events after reporting period [line items]
Additional milestones payment receivable | $			$ 50.0
Major loan financing | State guaranteed loan Société Générale
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		1.56%
Major loan financing | State guaranteed loan BNP Paribas
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		0.95%